Financial Instruments and Risk Management (Market risk - Terms of Derivative Financial Instruments Used to Economically Hedge Foreign Currency Risk) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 275	$ 270
Put options [Member] | Israeli Shekel/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	5	4
Stated amount	$ 525	$ 599
Average exchange rate	3.4	3.7
Put options [Member] | U.S Dollar/Euro [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 2
Stated amount	$ 63	$ 41
Average exchange rate	1.2	1.1
Put options [Member] | U.S Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount		$ (1)
Stated amount		$ 11
Average exchange rate		1.3
Put options [Member] | Euro/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount		$ 0
Stated amount		$ 15
Average exchange rate		0.8
Put options [Member] | U.S Dollar/Japanese Yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 3	$ 3
Average exchange rate	115.5	107.7
Call options [Member] | Israeli Shekel/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (1)	$ (6)
Stated amount	$ 525	$ 599
Average exchange rate	3.4	3.7
Call options [Member] | U.S Dollar/Euro [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (2)	$ 0
Stated amount	$ 63	$ 41
Average exchange rate	1.2	1.1
Call options [Member] | U.S Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 0	$ 11
Average exchange rate	0.000	1.3
Call options [Member] | Euro/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 0	$ 15
Average exchange rate	0.000	0.8
Call options [Member] | U.S Dollar/Japanese Yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 3	$ 3
Average exchange rate	115.5	107.7
Swap contract [Member] | Israeli Shekel/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 64	$ 3
Stated amount	$ 489	$ 571
Average exchange rate	3.7	3.7
SWAP contracts from fixed interest to variable interest - EUR [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (1)
Stated amount	51
SWAP contracts from fixed interest to variable interest - ILS [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	64
Stated amount	489
SWAP contracts from fixed interest to variable interest - USD [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	(3)	$ (6)
Stated amount	350	380
Cylinder instruments [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount
Stated amount
Forward contracts [Member] | Israeli Shekel/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	2	0
Stated amount	$ 430	$ 483
Average exchange rate	3.5	3.8
Forward contracts [Member] | U.S Dollar/Euro [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (3)	$ 4
Stated amount	$ 320	$ 265
Average exchange rate	1.2	1.1
Forward contracts [Member] | U.S Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 1
Stated amount	$ 24	$ 84
Average exchange rate	1.3	1.3
Forward contracts [Member] | Euro/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0
Stated amount	$ 20
Average exchange rate	0.9
Forward contracts [Member] | U.S Dollar/Chinese Yuan Renminbi [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (1)	$ 1
Stated amount	$ 33	$ 30
Average exchange rate	6.7	6.8
Forward contracts [Member] | Other [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 33	$ 14
Average exchange rate	0.0	0.0